Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Loss Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	(833,411)	(518,533)	(32,206)

Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	144,157,947	170,903,317	174,156,247

Net loss per share basic and diluted	(5.78)	(3.03)	(0.18)